Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research And Development Expenses
Clinical and preclinical trials	$ 3,809	$ 5,104	$ 2,814
Salary and related expenses	888	664	663
Patents	234	198	216
Royalties	11	11	61
Laboratory materials	63	38	49
Rent	51	48	47
Depreciation	3	4	4
Others	47	48	50
Research and development expense	$ 5,106	$ 6,115	$ 3,904